Average Annual Total Returns	12 Months Ended	15 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.24%		4.78%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Core Industrial Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%		5.26%
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.28%		2.00%
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%		2.41%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	6.74%		2.51%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%		(0.54%)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%		0.55%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.07%		2.87%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	9.47%		2.68%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.42%		(0.40%)
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.55%		0.65%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.73%		3.17%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	8.24%		4.67%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.14%		1.80%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.81%		2.28%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Financial & REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.51%		5.13%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.22%		5.78%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.22%		2.98%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%		3.19%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.45%		6.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%		4.29%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.68%		1.53%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.43%		2.04%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.74%		4.73%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	6.00%		3.98%
Performance Inception Date			Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.31%		1.48%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.51%		1.93%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label] | ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.26%		4.36%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	10.36%
Performance Inception Date		Sep. 18, 2023
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	7.02%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	6.46%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label] | ICE BofA US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	11.15%